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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23066

Northern Lights Fund Trust IV

________________________________________________________________________

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

________________________________________________________________________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: February 28

Date of reporting period: July 1, 2023 - February 23, 2024

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit 1 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the period ended February 23, 2024 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST IV - Inverse Cramer Tracker ETF									Item 1, Exhibit 1
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2023 through February 23, 2024

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted for the period July 1, 2023 through February 23, 2024
2
3
4
5
6

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)           /s/ Jennifer Farrell

Secretary of the Trust

Date: March 14, 2024